Derivatives and Hedging Activities - Gain (Loss) Recognized in Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Caps | Derivatives Designated as Hedging Instruments | Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (26)	$ (71)	$ (60)	$ (141)	$ (285)	$ (108)
Cancelable Swap | Derivatives Not Designated as Hedging Instruments | Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income						287
Interest Rate Products | Derivatives Designated as Hedging Instruments
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative	24	(35)	(15)	(59)	(95)	(43)
Interest Rate Products | Derivatives Designated as Hedging Instruments | Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	$ (26)	$ (71)	$ (60)	$ (141)	$ (285)	$ (108)